Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables
Trade and other receivables
The breakdown of this consolidated statement of financial position heading at December 31, 2017 and 2016 is as follows:

Millions of euros	12/31/2017	12/31/2016
Trade receivables billed	7,876	8,620
Trade receivables unbilled	3,015	3,003
Impairment of trade receivables	(2,563)	(2,795)
Receivables from associates and joint ventures (Note 9)	32	28
Other receivables	367	418
Short-term prepayments	1,366	1,401
Total	10,093	10,675

Public-sector net trade receivables at December 31, 2017 and 2016 amounted to 346 million euros and 331 million euros, respectively.
The movement in impairment of trade receivables in 2017 and 2016 is as follows:

Millions of euros
Impairment provision at December 31, 2015	2,787
Allowances	915
Amounts applied	(1,044)
Translation differences and other	137
Impairment provision at December 31, 2016	2,795
Allowances	998
Inclusion of companies	14
Amounts applied	(1,019)
Translation differences and other	(225)
Impairment provision at December 31, 2017	2,563

The balance of trade receivables billed and receivables from associates and joint ventures net of impairment losses at December 31, 2017 amounted to 5,345 million euros (5,853 million euros at December 31, 2016), of which 3,312 million euros were not yet due (3,672 million euros at December 31, 2016).
Net balance of trade receivables billed of 197 million euros and 260 million euros are over 360 days due at December 31, 2017 and 2016, respectively.